CONCENTRATIONS OF RISK (Details Narrative) - Concentration Of Customers And Vendors [Member]	12 Months Ended
Sep. 30, 2023
Two Vendors [Member]
Description of Concentration of customers and vendors	two vendors accounted for 10.85% and 11.72 % of the Company’s total cost of sales and one vendor accounted for 60.88% of the Company’s total cost of sales
One Customer [Member]
Percentage of revenues	25.69%